Income tax	12 Months Ended
Dec. 31, 2019
Income tax
Income tax

29.Income tax

The Company is incorporated in Cyprus under the Cyprus Companies Law, but the business activity of the Group and joint ventures is subject to taxation in multiple jurisdictions, the most significant of which include:

Cyprus

The Company is subject to 12.5% corporate income tax applied to its worldwide income.

Gains from the sale of securities/titles (including shares of companies) either in Cyprus or abroad are exempt from corporate income tax in Cyprus. Capital gains tax is levied at a rate of 20% on profits from disposal of immovable property situated in Cyprus or of shares in companies which own immovable property situated in Cyprus (unless the shares are listed on a recognized stock exchange).

Dividends received from a non-resident (foreign) company are exempt from the levy of defence contribution if either the dividend paying company derives at least 50% of its income directly or indirectly from activities which do not lead to investment income (“active versus passive investment income test” is met) or the foreign tax burden on the profit to be distributed as dividend has not been substantially lower than the Cypriot corporate income tax rate (i.e. lower than 6.25%) at the level of the dividend paying company (“effective minimum foreign tax test” is met). The Company has not been subject to defence tax on dividends received from abroad as the dividend paying entities are engaged in operating activities.

The Russian Federation

The Company’s subsidiaries incorporated in the Russian Federation are subject to corporate income tax at the standard rate of 15% applied to income received from Russia government bonds and 20% applied to their other taxable income. Withholding tax of 15% is applied to any dividends paid out of Russia, reduced to as low as 5% for some countries (including Cyprus), with which Russia has double-taxation treaties.

Kazakhstan

The Company’s subsidiary incorporated in Kazakhstan is subject to corporate income tax at the standard rate of 20% applied to their taxable income.

Deferred income tax assets and liabilities as of December 31, 2019 and 2018, relate to the following:

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2019	2018	2019	2018
Intangible assets	(638)	(678)	90	59
Trade and other payables	272	181	91	(7)
Trade and other receivables	58	31	27	(74)
Loans issued	56	69	(13)	(2)
Lease obligations	287	—	287	—
Property and equipment	(261)	(24)	(238)	(9)
Taxes on unremitted earnings	(480)	(253)	(202)	(69)
Other	174	88	86	45
Net deferred income tax asset/(liability)	(532)	(586)	128	(57)
including:
Deferred tax asset	217	157
Deferred tax liability	(749)	(743)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

Reconciliation of deferred income tax asset/(liability), net:

	2017	2018	2019
Deferred income tax asset/(liability), net as of January 1	(581)	(581)	(586)
Impact of adopting new accounting policies	—	49	—
Effect of acquisitions of subsidiaries	—	3	(74)
Deferred tax benefit/(expense)	—	(57)	128
Deferred income tax asset/(liability), net as of December 31	(581)	(586)	(532)

As of December 31, 2019 the Group does not intend to distribute a portion of its accumulated unremitted earnings in the amount of 4,367 (2018 - 3,212). The amount of tax that the Group would pay to distribute them would be 218 (2018 - 161). Unremitted earnings include all earning that were recognized by the Group’s subsidiaries and that are expected to be distributed to the holding company.

For the year ended December 31 income tax expense included:

	2017	2018	2019
Total tax expense
Current income tax expense	(698)	(818)	(1,620)
Deferred tax benefit/(expense)	—	(57)	128
Income tax expense for the year	(698)	(875)	(1,492)

Theoretical and actual income tax expense is reconciled as follows:

	2017	2018	2019
Profit before tax	3,840	4,501	6,379
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(370)	(479)	(824)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	12	70	23
Non-deductible expenses	(222)	(388)	(387)
Income tax associated with earnings of foreign subsidiaries	(109)	(70)	(202)
Unrecognized deferred tax assets	(9)	(8)	(102)
Total income tax expense	(698)	(875)	(1,492)

During the year ended December 31, 2019 the Group did not recognize deferred tax assets related to the tax loss carry forward in the amount of 102 (2018 – 8, 2017 – 9) because the Group did not believe that the realization of the related deferred tax assets is probable.